Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,641	£ 1,553
Unrecognised deferred tax asset	279	252
Tax losses	2,287	2,148
Capital losses	419	355
Within 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	962	556
Unrecognised deferred tax asset	181	117
Greater Than Ten Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	414	838
Unrecognised deferred tax asset	51	108
Available indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	265	159
Unrecognised deferred tax asset	47	27
Tax losses	2,287	2,148
Capital losses	£ 419	£ 355